LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Schedule of Discounted Liabilities for Unpaid Claims (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying Amount of Policy and Contract Claims	$ 223,000,000	$ 279,000,000
Aggregate Amount of Discount	119,000,000	22,000,000
Interest Accretion	$ 2,000,000	$ 2,000,000	$ 0
Short-Duration Insurance Contract, Discounted Liability, Interest Accretion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Policyholder Benefits and Claims Incurred, Net	Policyholder Benefits and Claims Incurred, Net	Policyholder Benefits and Claims Incurred, Net
Casualty
Short-Duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying Amount of Policy and Contract Claims	$ 209,000,000	$ 197,000,000
Aggregate Amount of Discount	118,000,000	17,000,000
Interest Accretion	$ 2,000,000	$ 2,000,000	$ 0
Discounts rates applicable for unpaid claims	4.00%	2.00%	2.00%
Effect of changes in discount rate	$ 98,000,000	$ 0	$ 0
Run-off and Other
Short-Duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying Amount of Policy and Contract Claims	14,000,000	82,000,000
Aggregate Amount of Discount	1,000,000	5,000,000
Interest Accretion	$ 0	$ 0	$ 0
Discounts rates applicable for unpaid claims	4.00%	4.00%	4.00%